Black-Scholes Option Pricing Model to Warrant Granted, Weighted Average Assumptions (Detail) (Warrants)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years
Expected volatility	122.00%	121.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.22%	0.39%	0.39%	0.34%
Expected term (years)		1 year 11 months 16 days	1 year 11 months 16 days	3 years
Expected volatility			116.00%	132.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.61%	2.20%	2.20%	1.68%
Expected term (years)		5 years	5 years	5 years
Expected volatility			122.00%	135.00%